Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance
The table below shows (i) the total compensation for our NEOs for the past two fiscal years as set forth in the Summary Compensation Table, (ii) the “Compensation Actually Paid” (“CAP”) to our President and Chief Executive Officer, and (iii) averages of calculated compensation actually paid for our other named executive officers (“NEOs”), together with shareholder returns and net income. CAP figures do not reflect the actual amount of compensation earned by or paid to our NEOs during the applicable year. For information regarding the decisions made by our Compensation Committee in regards to the NEOs’ compensation for each fiscal year, please see “Our Compensation Program and Philosophy” on page 37.
Year	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO(2)(5)	Average Summary Compensation Table Total for Non-PEO NEOs(3)	Average Compensation Actually Paid to Non-PEO NEOs(3)(5)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(4)	Net (Loss) Income	Adjusted EBITDA
2024	$1,594,962	$(476,191)	$623,429	$498,320	$46	$(15,824,000)	$75,189,000
2023	$1,437,462	$1,395,754	$512,236	$519,593	$97	$4,718,000	$32,785,000

(1)
The Principal Executive Officer (“PEO”) in fiscal years 2024 and 2023 is Emanuel Hilario.

(2)
Adjustments have been made as of each measurement date using the stock price as of the measurement date. Performance stock unit grant date fair value is calculated using ASC 718 at target-level performance. The Company’s valuation assumptions are described in Note 14, “Employee Benefit Plans,” in the Notes to the Consolidated Financial Statements in the Company’s Annual Report on Form 10-K filed with the SEC for the year ended December 31, 2024.

(3)
The NEOs included in the calculation of average NEO compensation in fiscal years 2024 and 2023 are Jonathan Segal and Tyler Loy.

(4)
Total shareholder return lists a cumulative total shareholder return at the end of each fiscal year assuming $100 was invested in our stock on the last trading day before the beginning of the earliest fiscal year in the table. The stock price performance included in this column is not necessarily indicative of future stock price performance.

(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.

	2023		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$1,437,462	$512,236	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(649,532)	(162,505)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	281,716	113,771	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(131,104)	(4,166)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	457,212	60,257	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	—	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,395,754	$519,593	$(476,191)	$498,320

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote
(1)
The Principal Executive Officer (“PEO”) in fiscal years 2024 and 2023 is Emanuel Hilario.
(3)
The NEOs included in the calculation of average NEO compensation in fiscal years 2024 and 2023 are Jonathan Segal and Tyler Loy.

PEO Total Compensation Amount	$ 1,594,962	$ 1,437,462
PEO Actually Paid Compensation Amount	$ (476,191)	1,395,754
Adjustment To PEO Compensation, Footnote
(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.
	2023		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$1,437,462	$512,236	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(649,532)	(162,505)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	281,716	113,771	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(131,104)	(4,166)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	457,212	60,257	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	—	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,395,754	$519,593	$(476,191)	$498,320

Non-PEO NEO Average Total Compensation Amount	$ 623,429	512,236
Non-PEO NEO Average Compensation Actually Paid Amount	$ 498,320	519,593
Adjustment to Non-PEO NEO Compensation Footnote
(5)
SEC rules require certain adjustments to be made to the Summary Compensation Table totals to determine the CAP as reported in the Pay Versus Performance Table. CAP does not necessarily represent cash and/or equity value transferred to the applicable NEO without restriction, but rather as a value calculated under applicable SEC rules. In general, CAP is calculated as Summary Compensation Table total compensation adjusted to reflect certain changes in the fair market value of outstanding equity awards as of December 31 of the applicable year or, if earlier, the vesting date (rather than the grant date). The following table details the applicable adjustments that were made to determine CAP.
	2023		2024
	PEO	Average Non-PEO NEOs	PEO	Average Non-PEO NEOs
Total Compensation as reported in Summary Compensation Table	$1,437,462	$512,236	$1,594,962	$623,429
Deduct: Equity award amounts based on grant date fair values	(649,532)	(162,505)	(350,000)	(111,250)
Add: Year-end fair value of any equity awards granted in the covered fiscal year that are outstanding and unvested as of the end of the covered fiscal year	281,716	113,771	328,575	96,334
Add: Amount of change in fair value as of the end of the covered fiscal year (from the end of the prior fiscal year) of any awards granted in prior years that are outstanding and unvested as of the end of the covered fiscal year	(131,104)	(4,166)	(1,638,336)	(64,932)
Add: Fair value as of the vesting date for awards that are granted and vest in the same covered fiscal year	—	—	—	—
Add: Amount of change in fair value from the end of the prior fiscal year to the vesting date for awards granted in prior years that vested in the covered fiscal year	457,212	60,257	(411,392)	(45,261)
Deduct: Amount of fair value at the end of the prior fiscal year for awards granted in prior years that were forfeited during the covered fiscal year	—	—	—	—
Add: Dollar value of other earnings paid on stock or option awards in the covered fiscal year prior to the vesting date that are not otherwise reflected in the fair value of such award or included in any other component of total compensation for the covered fiscal year	—	—	—	—
Compensation Actually Paid	$1,395,754	$519,593	$(476,191)	$498,320

Total Shareholder Return Amount	$ 46	97
Net Income (Loss)	$ (15,824,000)	$ 4,718,000
Company Selected Measure Amount	75,189,000	32,785,000
PEO Name	Emanuel Hilario
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (350,000)	$ (649,532)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	328,575	281,716
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,638,336)	(131,104)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(411,392)	457,212
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
PEO | Equity Awards Adjustments of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(111,250)	(162,505)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	96,334	113,771
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(64,932)	(4,166)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(45,261)	60,257
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount
Non-PEO NEO | Equity Awards Adjustments of Fair Value at the End of the Prior Fiscal Year for Awards Granted in Prior Years that were Forfeited During the Covered Fiscal Year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount